INCOME TAX (Details 3) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Net Operating Loss Carryforwards	$ 1,013,406	$ 1,055,378
Less: Valuation Allowance	(1,013,406)	(1,055,378)
Deferred Tax Assets, Net	0	0
Singapore [Member]
Net Operating Loss Carryforwards	231	82
United States [Member]
Net Operating Loss Carryforwards	978,905	1,034,188
Hong Kong [Member]
Net Operating Loss Carryforwards	$ 34,270	$ 21,108